Revenue (Q1) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Channel	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Channel	Dec. 31, 2018 USD ($)
Revenue Concentration [Abstract]
Number of revenue channels | Channel	2		2
Revenue	$ 12,226	$ 3,551	$ 15,577	$ 14,785
Maximum [Member]
Revenue Concentration [Abstract]
Product returns			$ 400	$ 700
Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage			10.00%	10.00%
Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue			$ 700	$ 900
Cost of revenue			2,300	2,500
Directly to Consumer [Member]
Revenue Concentration [Abstract]
Dollar amount of loyalty program awards earned but not redeemed	200	200	200
Revenue				0
Directly to Consumer [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Product returns	200	100
Dollar amount of loyalty program awards earned but not redeemed				$ 100
Revenue	$ 200	$ 100	$ 200
Directly to Consumer [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	25.00%	91.00%	89.00%
Directly to Consumer [Member] | Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue	$ 100	$ 200
Retail-Partner [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	75.00%	9.00%	11.00%
Retail-Partner [Member] | Shipping Cost [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Cost of revenue	$ 100	$ 100